Loans (Servicing Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans [Abstract]
Balance, beginning of year	$ 418	$ 512
SBA servicing assets capitalized	155	202
Amortization of expense	(177)	(296)
Balance, end of year	$ 396	$ 418